Trading Activities - Schedule of Trading Gains and Losses by Market Sector, on Derivative Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Trading Results	$ 6,239,846	$ 21,773,211	$ 9,944,758
Commodity [Member]
Derivative [Line Items]
Trading Results	5,162,412	3,173,650	1,447,554
Equity [Member]
Derivative [Line Items]
Trading Results	(769,729)	3,873,373	16,778,460
Foreign Currency [Member]
Derivative [Line Items]
Trading Results	1,503,142	(6,217,792)	1,928,787
Interest Rate [Member]
Derivative [Line Items]
Trading Results	344,021	20,943,980	(10,210,043)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative [Line Items]
Trading Results	(1,474,902)	20,704,997	5,941,647
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member]
Derivative [Line Items]
Trading Results	(1,071,073)	11,295,753	(8,240,610)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Equity [Member]
Derivative [Line Items]
Trading Results	(2,848,607)	(3,990,077)	17,236,173
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Foreign Currency [Member]
Derivative [Line Items]
Trading Results	2,577,114	4,185,603	583,533
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Interest Rate [Member]
Derivative [Line Items]
Trading Results	$ (132,336)	$ 9,213,718	$ (3,637,449)